BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES	12 Months Ended
Dec. 31, 2021
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

22.    BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Commission, handling and settlement expenses	95,064	302,800	524,470
IPO subscription service charge expenses	5,486	58,686	47,689
Total	100,550	361,486	572,159